LEASES (Schedule of Supplemental Balance Sheet Information Related to Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Operating Leases
Operating lease right-of-use assets	$ 5,073	$ 4,321
Other current liabilities	1,453	1,209
Operating lease liabilities	3,509	3,307
Total operating lease liabilities	$ 4,962	$ 4,516
Weighted Average Remaining Lease Term, Operating leases	4 years 3 months 18 days	4 years 8 months 12 days
Minimum [Member]
Operating Leases
Weighted Average Discount Rate, Operating leases	2.00%	2.00%
Maximum [Member]
Operating Leases
Weighted Average Discount Rate, Operating leases	5.80%	2.75%